Businesses Held for Sale and Discontinued Operations (Discontinued Operations) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2013	Dec. 31, 2015
Total
Earnings (loss) from discontinued operations, net of taxes	$ (308)	$ (8,936)
Assets
Cash and cash equivalents	26,143			$ 20,395
Financing receivables - net	3,168			3,205
Assets of discontinued operations	81,615			120,951
Liabilities
Liabilities of discontinued operations	36,944			46,487
Additional information abstract
Other Liabilities	22,459			23,612
Transitional Service Agreements [Member]
Additional information abstract
Other Commitment	1,473
Other Liabilities	135
Credit support amount	434
Discontinued operations
Operations
Total revenues and other income (loss)	1,292	5,460
Earnings (loss) from discontinued operations before income taxes, attributable to the company	80	(4,694)	$ 0
Benefit (provision) for income taxes	12	935
Income (Loss) from Discontinued Operations, Net of Taxes	92	(3,759)
Total
Gain (loss) on disposal before income taxes	(246)	(3,652)
Benefit (provision) for income taxes	(155)	(1,525)
Gain (loss) on disposal, net of taxes	(400)	(5,177)
Earnings (loss) from discontinued operations, net of taxes	(308)	(8,936)
Assets
Cash and cash equivalents	26,143			20,395
Investment securities	7,173			8,478
Financing receivables - net	3,168			3,205
Other receivables	1,187			1,221
Property, plant and equipment - net	1,043			7,537
Goodwill	2,712			7,764
Intangible Assets - Net	62			80
Deferred income taxes	2,012			2,447
Financing receivables held for sale	38,125			69,847
Valuation allowance on disposal group	(3,837)			(6,374)
Other	3,828			6,350
Assets of discontinued operations	81,615			120,951
Liabilities
Short-term borrowings	722			739
Accounts payable	1,107			2,870
Non-recourse borrowings	41			3,994
Bank deposits	25,958			25,613
Long-term borrowings	556			730
All other liabilities	8,128			11,053
Deferred income taxes	380			1,437
Other	52			52
Liabilities of discontinued operations	36,944			$ 46,487
Discontinued operations | GE Capital Exit Plan
Operations
Earnings (loss) from discontinued operations before income taxes, attributable to the company	$ (166)	$ (8,435)